Mortgage Loans Receivable and Bond Portfolio - Mortgage Loans and Bond Portfolio Maturity Schedule (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Mortgage Loans
2014	$ 694,334	$ 709,766
2015	1,595,670	1,859,491
2016	1,278,663	1,278,663
2017	1,812,054	1,812,054
2018	2,192,663	2,192,663
Thereafter	18,822,723	18,822,724
Subtotal	26,396,107	26,675,361
Less loan loss and bond loss allowances	(970,636)	(949,693)
Less deferred origination income	(342,582)	(348,868)
Totals	25,082,889	25,376,800
Bond Portfolio
2014	904,000	796,000
2015	42,000	150,000
2016	103,500	133,500
2017	167,000	137,000
2018	255,000	255,000
Thereafter	8,555,388	7,807,942
Subtotal	10,026,888	9,279,442
Less loan loss and bond loss allowances	(200,000)	(200,000)
Less deferred origination income
Totals	$ 9,826,888	$ 9,079,442